Expense Example, No Redemption - Putnam Floating Rate Income Fund - Class C	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 178
Expense Example, No Redemption, 3 Years	551
Expense Example, No Redemption, 5 Years	949
Expense Example, No Redemption, 10 Years	$ 1,864